The Prudential Investment Portfolios, Inc.

655 Broad Street

Newark, New Jersey 07102

December 4, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	497(j) Filing for The Prudential Investment Portfolios, Inc.
Registration numbers 033-61997 and 811-07343

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and Statements of Additional Information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on November 25, 2024.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 716-6422 or email: patrick.mcguinness@prudential.com.

Very truly yours,

/s/ Patrick McGuinness Patrick McGuinness Assistant Secretary